Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) - Jun. 30, 2014 - EUR (€)	Total
1.88 [Member]
Outstanding options - Number	75,912
Outstanding options - Weighted average remaining contractual life	5 years 6 months
Outstanding options - Weighted average exercise price	€ 1.88
Outstanding options - Intrinsic value	€ 77,782
Exercisable options - Number	75,912
Exercisable options - Weighted average exercise price	€ 1.88
Exercisable options - Intrinsic value	€ 77,782
2.38 [Member]
Outstanding options - Number	149,100
Outstanding options - Weighted average remaining contractual life	5 years
Outstanding options - Weighted average exercise price	€ 2.38
Outstanding options - Intrinsic value	€ 78,224
Exercisable options - Number	149,100
Exercisable options - Weighted average exercise price	€ 2.38
Exercisable options - Intrinsic value	€ 78,224
3.99 [Member]
Outstanding options - Number	364,588
Outstanding options - Weighted average remaining contractual life	2 years 3 months 18 days
Outstanding options - Weighted average exercise price	€ 3.99
Outstanding options - Intrinsic value	€ 0
Exercisable options - Number	364,588
Exercisable options - Weighted average exercise price	€ 3.99
Exercisable options - Intrinsic value	€ 0
1.91 [Member]
Outstanding options - Number	400,000
Outstanding options - Weighted average remaining contractual life	7 years 6 months
Outstanding options - Weighted average exercise price	€ 1.91
Outstanding options - Intrinsic value	€ 397,855
Exercisable options - Number	207,500
Exercisable options - Weighted average exercise price	€ 1.91
Exercisable options - Intrinsic value	€ 206,387
1.88 to 3.99 [Member]
Outstanding options - Number	989,600
Outstanding options - Weighted average remaining contractual life	5 years
Outstanding options - Weighted average exercise price	€ 2.74
Outstanding options - Intrinsic value	€ 553,861
Exercisable options - Number	797,100
Exercisable options - Weighted average exercise price	€ 2.95
Exercisable options - Intrinsic value	€ 362,393